Risk Management And Hedging Activities (Schedule Of Derivatives Accounted For As Cash Flow Hedges) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest Rate Swap [Member]
Derivative [Line Items]
Gain (Loss) Recognized in AOCI on Derivatives - Effective Portion	$ (12,400.000)	$ (18,700.000)
Gain (Loss) Reclassified From AOCI to Earnings-Effective Portion	(20,400.000)	(22,400.000)	[1]
Gain (Loss) Recognized in Income on Derivatives-Ineffective Portion and Amount Excluded From Effectiveness Testing	(200.000)		[1],[2]
Deferred Losses in AOCI Expected to be Reclassified into Earnings Over the Next 12 Months	(12,100.000)
Commodity Contract [Member]
Derivative [Line Items]
Gain (Loss) Recognized in AOCI on Derivatives - Effective Portion	(900.000)
Gain (Loss) Reclassified From AOCI to Earnings-Effective Portion	(300.000)	(500.000)	[3]
Gain (Loss) Recognized in Income on Derivatives-Ineffective Portion and Amount Excluded From Effectiveness Testing			[2],[3]

[1]	Included in interest expense in our consolidated statements of operations.
[2]	For the years ended December 31, 2011 and 2010, no derivative gains or losses were reclassified from AOCI to current period earnings as a result of the discontinuance of cash flow hedges related to certain forecasted transactions that are not probable of occurring.
[3]	Included in sales of natural gas, propane, NGLs and condensate in our consolidated statements of operations.